Share Capital (Details)																								12 Months Ended
	Dec. 02, 2024 USD ($)	Oct. 03, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Apr. 10, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) shares	May 02, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) shares	Jan. 24, 2023 USD ($) $ / shares	Sep. 22, 2022 USD ($) $ / shares	Sep. 21, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($) $ / shares	Apr. 22, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 19, 2023 shares
Share Capital [Line Items]
Common shares issued (in Shares) | shares										1,471																3,519
Purchase price of per share (in Dollars per share) | $ / shares										$ 51.36
Purchase of warrant (in Shares) | shares										1,448
Price per share (in Dollars per share) | $ / shares										$ 51.335
Gross proceeds										$ 150,000
Prefunded warrant exercised (in Dollars per share) | $ / shares										$ 0.025
Prefunded warrant
Issued common shares (in Shares) | shares				198,570
Cancelled common shares (in Shares) | shares						47,499										82
Fair value						$ 1,445,188										$ 200,014	$ 528,315
Issued common shares (in Shares) | shares			60,251
Expenses related to the RSUs as consulting fees			$ 900,000
Debt settlement			647,703				$ 353,159																	27,554	$ 113,037
Share issuance cost																								$ 728,056
Fair value replacement to the cancelled shares issued															$ 86,137
Settle the principal amount													$ 328,000
Overdue fees													32,960
Conversion value														$ 360,960
Fair value option agreement												$ 431,149
Weighted average number of ordinary shares outstanding basic (in Shares) | shares																								333,444	18,021
General and administrative expenses																								$ 1,260,712	$ 323,347
Exercised shares																									562
Accounting fees																									$ 100,000
Prepaid expenses																									647,703
Gain on debt settlement	$ 9,670																							$ 1,205
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares								12,350	1,471		1,123
Purchase price of per share (in Dollars per share) | $ / shares								$ 30.425	$ 42.18		$ 101.5
Purchase of warrant (in Shares) | shares								199,489	1,492		5,852
Price per share (in Dollars per share) | $ / shares								$ 30.4	$ 42.155		$ 101.475
Gross proceeds								$ 5,000,000	$ 125,000		$ 708,000
Prefunded warrant exercised (in Dollars per share) | $ / shares								$ 0.025	$ 0.025		$ 0.025
Prefunded warrant											$ 3,370
Issued common shares (in Shares) | shares									1,492															199,489
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares		41,430
Purchase price of per share (in Dollars per share) | $ / shares		$ 6.25
Purchase of warrant (in Shares) | shares		6.2494
Gross proceeds		$ 1,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares		$ 0.0006
Issued common shares (in Shares) | shares		1,448
Share issuance cost																								$ 728,056
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares				9,965	9,965
Purchase price of per share (in Dollars per share) | $ / shares				$ 25.775	$ 25.775
Purchase of warrant (in Shares) | shares				48,230	87,028
Price per share (in Dollars per share) | $ / shares				$ 25.75	$ 25.75
Gross proceeds				$ 1,500,000	$ 2,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares				$ 0.025	$ 0.025
Prefunded warrant
Issued common shares (in Shares) | shares					87,028
Halo Collective Inc. (“Halo”) [Member]
Share Capital [Line Items]
Fair value													$ 314,384
Restricted Stock Units [Member[
Share Capital [Line Items]
Common shares issued (in Shares) | shares																	2,548	1,684
Fair value of the granted RSUs			1,547,703												$ 86,137		$ 179,037		$ 774,736	$ 168,000	$ 598,321	$ 212,386
Expenses related to the RSUs as consulting fees			$ 900,000																					798,795	$ 1,249,986
Fair value of RSU																	$ 707,352	$ 774,736
Maximum percentage of issued share capital in qualifying ESOP incentives																									20.00%
Granted shares			60,251												562		2,548		1,684	120	395	82	993
General and administrative expenses																								$ 561,285
Vesting period																							36 months
Market price per share of RSUs granted (in Dollars per share) | $ / shares			$ 25.69												$ 153		$ 277.5		$ 460	$ 1,400	$ 1,512.5	$ 2,575
Exercised shares																	2,548							60,251	1,684
Cancelled shares																	1,903
ESOP [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares																	1,903
Holigen Limited [Member]
Share Capital [Line Items]
Fair value of the granted RSUs			$ 1,547,703
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																								5,852
Prefunded Warrants [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																								48,230
Prefunded Warrants [Member] | Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Purchase of warrant (in Shares) | shares		198,570
Common Shares [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares												3,519	2,328		562